Accounts Receivable and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Component of Accounts Receivable and Notes Receivable, Net

Accounts receivable and notes receivable, net consisted of the following:

	December 31,
	2013	2014
Accounts receivable	$17,643	$7,747
Notes receivable	58	429
Less: allowance for doubtful accounts	(543)	(599)

Accounts receivable and notes receivable, net	$17,158	$7,577

Movement of Allowance for Doubtful Accounts

Movement of allowance for doubtful accounts was as follows:

	2012	2013	2014
Balance at beginning of the year	$9,394	$7,796	$543
Charge to expenses	582	37	426
Reversal	(2,188)	(356)	(362)
Written-off	—	(6,949)	—
Exchange difference	8	15	(8)

Balance at end of the year	$7,796	$543	$599